Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000162171 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000162171 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000162171 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000162171 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000162171 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000162171 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162171 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000162171 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000162171 | Uber Technologies, Inc.FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000162171 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000162171 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	41.00%
C000162171 | Sector EquityCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.60%
C000162171 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	13.30%
C000162171 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000162171 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	9.60%
C000162171 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	5.40%
C000162171 | Sector EquityEnergy
Holdings [Line Items]
Percent of Total Investments	1.00%
C000162171 | Sector Fixed IncomeGovernment
Holdings [Line Items]
Percent of Total Investments	43.80%
C000162171 | Sector Fixed IncomeResidential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	20.40%
C000162171 | Sector Fixed IncomeFinancial
Holdings [Line Items]
Percent of Total Investments	11.10%
C000162171 | Sector Fixed IncomeConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	5.50%
C000162171 | Sector Fixed IncomeEnergy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162171 | Sector Fixed IncomeCommunications
Holdings [Line Items]
Percent of Total Investments	2.90%
C000162171 | Sector Fixed IncomeTechnology
Holdings [Line Items]
Percent of Total Investments	2.90%
C000162171 | Sector Fixed IncomeBasic Materials
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162171 | Sector Fixed IncomeConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	2.40%
C000162171 | Sector Fixed IncomeUtilities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000162171 | Sector Fixed IncomeIndustrial
Holdings [Line Items]
Percent of Total Investments	1.90%
C000162171 | Sector Fixed IncomeCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162171 | Sector Fixed IncomeCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162171 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000162171 | AssetBonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000162171 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000020636 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020636 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020636 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020636 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020636 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020636 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020636 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020636 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020636 | Uber Technologies, Inc.FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020636 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020636 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	41.00%
C000020636 | Sector EquityCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.60%
C000020636 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	13.30%
C000020636 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000020636 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	9.60%
C000020636 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	5.40%
C000020636 | Sector EquityEnergy
Holdings [Line Items]
Percent of Total Investments	1.00%
C000020636 | Sector Fixed IncomeGovernment
Holdings [Line Items]
Percent of Total Investments	43.80%
C000020636 | Sector Fixed IncomeResidential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	20.40%
C000020636 | Sector Fixed IncomeFinancial
Holdings [Line Items]
Percent of Total Investments	11.10%
C000020636 | Sector Fixed IncomeConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	5.50%
C000020636 | Sector Fixed IncomeEnergy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020636 | Sector Fixed IncomeCommunications
Holdings [Line Items]
Percent of Total Investments	2.90%
C000020636 | Sector Fixed IncomeTechnology
Holdings [Line Items]
Percent of Total Investments	2.90%
C000020636 | Sector Fixed IncomeBasic Materials
Holdings [Line Items]
Percent of Total Investments	2.60%
C000020636 | Sector Fixed IncomeConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020636 | Sector Fixed IncomeUtilities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000020636 | Sector Fixed IncomeIndustrial
Holdings [Line Items]
Percent of Total Investments	1.90%
C000020636 | Sector Fixed IncomeCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020636 | Sector Fixed IncomeCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020636 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000020636 | AssetBonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000020636 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.80%